Cover	Jan. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 01, 2025
Entity File Number	001-42033
Entity Registrant Name	CLEANCORE SOLUTIONS, INC.
Entity Central Index Key	0001956741
Entity Tax Identification Number	88-4042082
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5920 S 118th Circle
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68137
City Area Code	877
Local Phone Number	860-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, par value $0.0001 per share
Trading Symbol	ZONE
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false